OTHER INCOME AND EXPENSES (Details) S/ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 PEN (S/)		Dec. 31, 2020 PEN (S/)		Dec. 31, 2019 PEN (S/)		Dec. 31, 2011 USD ($)
Other income [Abstract]
Rental income		S/ 35,218		S/ 37,882		S/ 75,800
Income from resolution of IFRS 16 contracts		16,817		8,273		0
Revenue from sale of loan portfolio	[1]	15,700		28,728		37,847
Recoveries of other accounts receivable and other assets		3,728		1,137		13,796
Net gain from sale of adjudicated assets		2,851		728		0
Net income from the sale of property, furniture and equipment		1,916		8,523		16,869
Net income from the sale of investments properties		0		0		23,629
Others	[2]	187,486		201,710		176,288
Total other income		263,716		286,981		344,229
Other expenses [Abstract]
Provision for sundry risks, Note 13(k)	[3]	70,824		140,897		27,272
Losses due to operational risk		58,956		54,818		29,878
Association in participation		47,176		52,020		22,636
Provision for other accounts receivable		28,324		51,517		8,059
Expenses on improvements in building for rent		23,814		25,773		30,721
Various operating expenses	[4]	18,959		106,776		0
Intangible losses due to withdrawals and dismissed projects		17,630		40,342		22,492
Donations		9,949	[5]	128,884	[5]	10,378	[5]	$ 3,650
Administrative and tax penalties		1,601		3,029		2,659
Loss on sale of investment properties		0		1,328		0
Net loss from sale adjudicated assets		0		0		9,617
Others	[6]	155,030		152,684		104,757
Total other expenses		432,263		758,068		268,469
Net profit		3,671,829		334,138		S/ 4,352,331
Banco de Credito del Peru [Member]
Other expenses [Abstract]
Donations				100,000
MiBanco [Member]
Other expenses [Abstract]
Donations				10,000
Net profit		(266,300)		(379,300)
Deutsche Bank [Member]
Other expenses [Abstract]
Income from sale of judicial portfolio		46,700		25,900
Income from sale of a written-off portfolio		14,800
Income from capital sold		18,700
Net profit		12,200
Conecta CNS S.A [Member]
Other expenses [Abstract]
Income from sale of a written-off portfolio				1,900
ASB Bank Corp [Member]
Other expenses [Abstract]
Legal provision		S/ 0		71,900
JS Ornamental Peruvian Fish EIRL [Member]
Other expenses [Abstract]
Income from sale of a written-off portfolio				S/ 600

[1]	As of December 31, 2021, the main portfolio sale was carried out under the modality of assignment of rights to Deutsche Bank AG / SPV I S.A.C. The capital sold of judicial and written-off portfolio was S/46.7 million and S/14.8 million, respectively, for a total value of S/18.7 million, generating a profit of S/12.2 million, among other minor sales. As of December 31, 2020, the main revenues from portfolio sales were the sale of judicial portfolio in the modality of assignment of rights to Deutsche Bank AG/SPVI S.A. for S/25.9 million, sale of written-off portfolio to Conecta CNS S.A for S/1.9 million and JS Ornamental Peruvian Fish EIRL for S/0.6 million, among other minor sales.
[2]	The balance is mainly comprised of the recovery of legal collection expenses for personal loans and credit card products, reimbursement for the transfer of license fees, tax refunds, among other minor items.
[3]	The variation corresponds mainly to the fact that there were no legal provisions recorded by the subsidiary ASB Bank Corp during the year 2021 period while during the year 2020 period S/71.9 million were recorded for this concept.
[4]	The variation corresponds to the higher expenses incurred by the health emergency during 2020, such as safety equipment, mobility vouchers, medical expenses, food, rapid tests, temperature measurement, among others.
[5]	In 2020, the Group made donations mainly through its subsidiaries BCP and MiBanco, a donation of S/100.0 million was the fundraising campaign called “#YoMeSumo” from BCP and S/10.0 million a donation from MiBanco, in both cases, to raise funds for the poorest families affected by COVID-19.
[6]	The balance is mainly comprised of expenses for agency closings, expenses for system failures and incidents, reimbursement of commissions and interest, among other minor expenses.